Consolidated Balance Sheet Components - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Customer credits	$ 6,124	$ 6,401
Accrued expenses	6,193	6,348
Other	149	1,031
Accrued expenses and other current liabilities	$ 12,466	$ 13,780